ESTIMATION OF FAIR VALUE (Details 1) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Disclosure Of Estimations of Fair Value [Line Items]
Impaired collateralized loans	$ 701,948			$ 657,080
Non-current assets held for sale	101,382	$ 34.0		259,527	$ 199,475	$ 211,247
Assets held for sale	803,330			916,608
Level 1 of fair value hierarchy [member] | Non-recurring fair value measurement [member]
Disclosure Of Estimations of Fair Value [Line Items]
Impaired collateralized loans	0			0
Non-current assets held for sale	0			0
Assets held for sale	0			0
Level 2 of fair value hierarchy [member] | Non-recurring fair value measurement [member]
Disclosure Of Estimations of Fair Value [Line Items]
Impaired collateralized loans	0			0
Non-current assets held for sale	0			0
Assets held for sale	0			0
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member]
Disclosure Of Estimations of Fair Value [Line Items]
Impaired collateralized loans	701,948			657,080
Non-current assets held for sale	101,382			259,528
Assets held for sale	$ 803,330			$ 916,608

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.